Property, Equipment, Network Under Construction, and Intangible Assets (Details) - Schedule of Intangible assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Intangible assets [Abstract]
Indefinite-Lived Intangible assets	$ 3,467	$ 3,467
Software	2,432	2,172
Accumulated Amortization	(1,804)	(1,494)
Software, net	$ 628	$ 678